Schedule of investments
Macquarie Growth and Income Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.16%♣
Communication Services — 11.70%
Alphabet Class A	154,893	$ 27,296,793
AT&T	1,224,206	35,428,522
Comcast Class A	834,771	29,792,977
Meta Platforms Class A	57,998	42,807,744
Verizon Communications	827,843	35,820,767
		171,146,803
Consumer Discretionary — 8.75%
Booking Holdings	7,913	45,810,256
Dillard's Class A	40,867	17,075,459
General Motors	241,083	11,863,694
Leggett & Platt	928,027	8,278,001
Lowe's	17,622	3,909,793
Newell Brands	688,807	3,719,558
TJX	302,195	37,318,061
		127,974,822
Consumer Staples — 6.05%
Altria Group	479,408	28,107,691
Philip Morris International	331,391	60,356,243
		88,463,934
Energy — 4.34%
Exxon Mobil	588,957	63,489,565
		63,489,565
Financials — 29.12%
American International Group	210,714	18,035,011
Bank of New York Mellon	218,484	19,906,077
Berkshire Hathaway Class B †	7,766	3,772,490
Citigroup	625,486	53,241,368
Corebridge Financial	622,959	22,115,045
Evercore Class A	125,705	33,942,864
F&G Annuities & Life	24,807	793,328
Fidelity National Financial	244,371	13,699,438
Invesco	997,717	15,733,997
Janus Henderson Group	110,000	4,272,400
MetLife	405,759	32,631,139
Old Republic International	470,575	18,088,903
OneMain Holdings	476,487	27,159,759
PNC Financial Services Group	213,226	39,749,591
Popular	292,421	32,227,718
Synchrony Financial	86,639	5,782,287
Truist Financial	673,854	28,968,983
Wells Fargo & Co.	515,857	41,330,463
Western Union	1,714,554	14,436,545
		425,887,406
Healthcare — 18.58%
Bristol-Myers Squibb	920,855	42,626,378
Cigna Group	142,265	47,029,964
CVS Health	741,750	51,165,915
Gilead Sciences	468,693	51,963,993
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
McKesson	63,821	$ 46,766,752
Merck & Co.	406,751	32,198,409
		271,751,411
Industrials — 7.74%
3M	126,117	19,200,052
Comfort Systems USA	16,592	8,896,796
Delta Air Lines	88,787	4,366,545
EMCOR Group	10,826	5,790,719
Lockheed Martin	53,512	24,783,548
Trane Technologies	27,252	11,920,297
United Airlines Holdings †	60,000	4,777,800
United Parcel Service Class B	332,214	33,533,681
		113,269,438
Information Technology — 10.88%
AppLovin Class A †	28,286	9,902,363
Cisco Systems	1,029,257	71,409,851
Lam Research	127,050	12,367,047
Micron Technology	263,914	32,527,400
Motorola Solutions	28,583	12,018,008
QUALCOMM	131,485	20,940,301
		159,164,970
Total Common Stocks (cost $1,116,862,274)		1,421,148,349

Short-Term Investments — 2.47%
Money Market Mutual Funds — 2.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	9,050,499	9,050,499
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	9,050,497	9,050,497
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	9,050,499	9,050,499
NQ- FI1 [0625] 0825 (4730775)    1

Schedule of investments
Macquarie Growth and Income Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	9,050,499	$ 9,050,499
Total Short-Term Investments (cost $36,201,994)		36,201,994

Total Value of Securities—99.63% (cost $1,153,064,268)		1,457,350,343
Receivables and Other Assets Net of Liabilities—0.37%		5,361,108
Net Assets Applicable to 91,811,811 Shares Outstanding—100.00%		$1,462,711,451

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- FI1 [0625] 0825 (4730775)